Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair value measurements of marketable securities, investments at FVTPL and derivative warrants

Fair value measurements of marketable securities, investments at FVTPL and derivative warrants are as follows:

		Fair value measurements using
December 31, 2023	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	225	225	—	—
Investments at FVTPL	8,655	—	—	8,655
Financial liabilities
Derivative warrants (1)	4,400	—	—	4,400

		Fair value measurements using
December 31, 2022	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	21,926	21,926	—	—
Investments at FVTPL	72,761	—	—	72,761
Financial liabilities
Derivative warrants (1)	11,002	—	—	11,002
(1)
The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2023	December 31, 2022
Impairment loss on trade receivables	10,383	642
Impairment loss (reversal) on other receivables	(31)	674
	10,352	1,316

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2023 was as follows:

	December 31, 2023	December 31, 2022
Balance, beginning of year	2,448	1,132
Net remeasurement of impairment loss allowance	10,352	1,316
Balance, end of year	12,800	2,448

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2023 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	68,210	—	—	—	68,210
Financial guarantee liability	—	268	—	—	268
Balance, end of year	68,210	268	—	—	68,478